Document and Entity Information	Dec. 31, 2023
Prospectus [Line Items]
Registrant Name	CALVERT MANAGEMENT SERIES
Registrant CIK	0000319676
SEC Form	497
Period end date	Dec. 31, 2023
Investment Company Type	N-1A
Amendment Flag	false